ACQUISTIONS (Details) - USD ($) $ in Thousands				1 Months Ended			3 Months Ended		5 Months Ended	6 Months Ended
		May 23, 2016	Jan. 20, 2015	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition
Daily fee plus operating expenses for right to use vessel	[1]						$ 7,280	$ 14,705		$ 14,560	$ 24,995
Variable Interest Entity, Primary Beneficiary | Golar Tundra | Tundra SPV Agreement
Business Acquisition
Sale leaseback transaction, proceeds from sale						$ 254,600				$ 254,600
Golar Tundra
Business Acquisition
Interest in entities acquired				100.00%
Golar Eskimo
Business Acquisition
Purchase price			$ 226,010
Interest in entities acquired			100.00%
Purchase consideration			$ 388,800
Assumed long-term debt			$ 162,830
Revenue contributed by acquiree								12,400	$ 22,000
Net income contributed by acquiree								$ 10,400	18,600
Golar | Deposit paid to Golar
Business Acquisition
Amount of transaction with related party		$ 77,200		$ 107,200	$ 30,000
Golar | Golar Tundra
Business Acquisition
Purchase price				$ 330,000	$ 330,000
Golar | Golar Eskimo
Business Acquisition
Daily fee plus operating expenses for right to use vessel									$ 12,800

[1]	This includes amounts arising from transactions with related parties (see note 11).